DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of description of subsidiaries

Name	Place of incorporation and kind of legal entity	Principal activities	Particulars of registered/ paid up share capital	Effective interest held

Leet Entertainment Sdn. Bhd.	Malaysia	Provision of information technology and mobile application development and digital content publishing service	1,000 ordinary shares at par value of MYR1	100%

Leet Technology (BD) Ltd.	Bangladesh	Provision of information technology and mobile application development and digital content publishing service	100,000 ordinary shares at par value of Taka 100	80%

Veo Edge Technolgy Sdn. Bhd.	Malaysia	Provision of information technology and mobile application development and digital content publishing service	1 ordinary share at par value of MYR1	100%